NATURE OF BUSINESS AND GOING CONCERN (Tables)	12 Months Ended
Sep. 30, 2025
NATURE OF BUSINESS AND GOING CONCERN
Schedule of remaining subsidiary of the Company
Name	Date of Incorporation	Place of Incorporation	Percentage of Interest	Principal Activities	Nature of Company
Dagola Inc.	January 28, 2022	United States (Wyoming)	100%	Cooking oil distribution	Subsidiary